Share-based Compensation (Tables)	9 Months Ended
Sep. 30, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit Activity

The following table summarizes restricted stock unit activity during the nine months ended September 30, 2022:

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2021	13,314,436	$8.25
Granted (1)	30,830,680	$3.13
Vested (2)	(5,611,297)	$5.98
Forfeited	(3,349,927)	$5.04
Performance adjustments (3)	(533,859)	$-
Nonvested as of September 30, 2022	34,650,033	$4.06

(1)
Represents RSUs and PRSUs based on performance target achievement of 100%.
(2)
Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was $33,575.
(3)
Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.